Document And Entity Information	0 Months Ended
Sep. 24, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 24, 2014
Registrant Name	Guggenheim Variable Funds Trust
Central Index Key	0000217087
Amendment Flag	false
Document Creation Date	Sep. 24, 2014
Document Effective Date	Sep. 24, 2014
Prospectus Date	Sep. 24, 2014